497(e)
                                                                      333-142453


AXA Equitable Life Insurance Company


SUPPLEMENT DATED NOVEMBER 1, 2008 TO THE MAY 1, 2008 PROSPECTUS FOR MEMBERS RETIREMENT PROGRAM


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for the product specified above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

CHANGES TO MONEY MARKET OPTIONS UNDER THE MEMBERS RETIREMENT PROGRAM

MONEY MARKET GUARANTEE ACCOUNT CLOSED TO NEW MONEY


Effective January 1, 2009, the Money Market Guarantee Account will be closed to new contributions and loan repayments. You will be able to maintain any amounts you have in the Money Market Guarantee Account as of December 31, 2008, but you will not be able to transfer or contribute any additional amounts to that account after that date. Any amounts that remain in the Money Market Guarantee Account will continue to accrue interest as described in your Prospectus.


You will be able to transfer amounts out of the Money Market Guarantee Account to another investment option, or take distributions from the Money Market Guarantee Account, but you will not be able to transfer any such amounts back into the Money Market Guarantee Account after December 31, 2008.

ADDITION OF THE EQ/MONEY MARKET ACCOUNT

Also Effective January 1, 2009, the EQ/Money Market Account will become available as a Fund under the Members Retirement Program.

FEE TABLE


The following information replaces the information under "Portfolio operating expenses expressed as an annual percentage of daily net assets":



-----------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted          Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or       ------     -------
other expenses)                                                                         0.45%      3.71%
-----------------------------------------------------------------------------------------------------------



The following information is added under "Fee table":


This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

----------------------------------------------------------------------------------------------------------------------------------
                                                                         Acquired
                                                                        Fund Fees            Total          Fee           Net
                                                                           and             Annual        Waivers        Annual
                                                                         Expenses         Expenses       and/or        Expenses
                                                                         (Under-           (Before       Expense        (After
                              Management     12b-1          Other         lying            Expense     Reimburse-      Expense
Portfolio Name                 Fees(1)      Fees(2)      Expenses(3)   Portfolios)      Limitations)    ments(4)     Limitations)
----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
----------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                 0.32%         --            0.13%          --               0.45%          --           0.45%
----------------------------------------------------------------------------------------------------------------------------------

Notes:

(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.

(2) The Class IB/B shares of the Trust are subject to fees imposed under a distribution plan adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.

(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(4) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect.


NB/IF (Mail)                                                            x02224

EXAMPLE


The following is added under "Examples" in "Fee table":



                       If you surrender or do not surrender               If you annuitize at the
                             your contract at the end                       end of the applicable
                           of the applicable time period                         time period
-----------------------------------------------------------------------------------------------------------
                      1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Money Market        $189      $533       $899       $1,914      $539      $883      $1,249     $2,264
-----------------------------------------------------------------------------------------------------------


PORTFOLIOS OF THE TRUST

The following is added under "Portfolios of the Trusts" in "Investment Options":


------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name      Objective                                                      Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET     Seeks to obtain a high level of current income, preserve       o The Dreyfus Corporation
                    its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------


   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

2


AXA Equitable Life Insurance Company


SUPPLEMENT DATED DECEMBER 1, 2008 TO THE MAY 1, 2008 PROSPECTUS FOR MEMBERS RETIREMENT PROGRAM


--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for the product specified above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

CHANGES TO THE PROGRAM EXPENSE CHARGE OF THE MEMBERS RETIREMENT PROGRAM

Effective January 1, 2009, the way we calculate the Program expense charge under the Members Retirement Program is changing, to reduce the Program expense charge once certain plan asset and average account value breakpoints are exceeded. As a result, the following changes are made to your prospectus.

1. The following information replaces the information regarding the Program expense charge in "Fee table":




--------------------------------------------------------------------------------
Charges we deduct from your account value at the end of each calendar month
--------------------------------------------------------------------------------
Maximum program expense charge(1)                        1.00%
--------------------------------------------------------------------------------



(1) This is the maximum fee; the program expense charge you actually pay may be lower, as discussed later in this Prospectus, under "Charges and expenses".

2. The columns in "Fee table" with the headings "Program Related Expenses", "Program Expense Charge", "Other Expenses", "Total", "Total Expenses" and "Net Total Expenses", and the footnotes related to those columns, are deleted in their entirety.

3. The following information replaces the information under the heading "Program expense charge" in "Charges and expenses":


PROGRAM EXPENSE CHARGE

We assess the Program expense charge on the last day of each month or upon the withdrawal of all assets under your plan. The maximum Program expense charge is 1.00% per year, assessed as a monthly charge. The Program expense charge you actually pay may be lower, as illustrated by the chart below. The purpose of this charge is to cover the expenses that we incur in connection with the Program.




--------------------------------------------------------------------------------
                                         Average account value
                           -----------------------------------------------------
                               $75,000 or less            More than $75,000
--------------------------------------------------------------------------------
Total plan assets                 Schedule A                  Schedule B
--------------------------------------------------------------------------------
First $250,000                       1.00%                       1.00%
Next $250,000                        0.80%                       0.70%
Over $500,000                        0.65%                       0.55%
--------------------------------------------------------------------------------



We determine the Program expense charge for your plan on the last day of each month, based on two factors: (1) the Average account value of the accounts in your plan, and (2) the value of the Total plan assets invested in the Members Retirement Program by your plan, on that date. We assess the Program expense charge on all assets in your plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value.

Each participant in a plan has an account value, which is the total value of that participant's investment in the Members Retirement Program. The Average account value in a plan is the average of the account values of all of the participants in the plan, who have an account value greater than zero. If the Average account value under the Plan is $75,000 or less, then the Program expense charge will be determined using Schedule A on the chart above. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be determined using Schedule B on the chart above.




NB/IF (Mail)                                                            x02236

Total plan assets are all of the assets invested in the Members Retirement Program under a plan. The first $250,000 in assets under the plan will be subject to a Program expense charge of 1.00% per year. If the Total plan assets exceed $250,000, any amounts greater than that will be subject to a lower charge. The next $250,000 (up to Total plan assets of $500,000) will be subject to a Program expense charge of either 0.80% or 0.70%, under Schedule A or Schedule B, respectively. Any assets in the plan in excess of $500,000 will be subject to a Program expense charge of either 0.65% or 0.55%, under Schedule A or Schedule B, respectively. The sum of the amounts calculated under this formula equals the total Program expense charge for the plan. The percentage of Total plan assets that this sum represents is the annual Program expense charge that each participant in the plan pays on his or her account value.

We will deduct the Program expense charge from your value in the Funds on a pro rata basis. If those amounts are insufficient, we will deduct them from your value in the Money Market Guarantee Account. If those amounts are still insufficient, we will deduct all or a portion of the charge from your values in Guaranteed Rate Accounts on a pro rata basis. The amounts we deduct from the Guaranteed Rate Accounts and the Money Market Guarantee Account will never cause the rates we pay on those accounts to fall below 1%.

We apply the Program expense charge toward the cost of maintenance of the investment options, promotion of the Program, investment funds, guaranteed rate accounts, money market guarantee account, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 2007, we received $2,518,811 under the Program expense charge then in effect, which was calculated on a different basis than the current Program expense charge.
















   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


2